CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Retained Earnings Cumulative effect of change in accounting principles	Retained Earnings Cumulative effect, period of adoption, adjusted balance	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Cumulative effect of change in accounting principles		Accumulated other comprehensive income (loss) Cumulative effect, period of adoption, adjusted balance	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of period at Mar. 31, 2019		¥ 5,829,657	¥ 2,740,545	¥ 1,052	¥ 2,741,597	¥ 164,021	¥ (1,052)	[1]	¥ 162,969	¥ (7,704)		¥ 774,974
Purchases of treasury stock										(1,851)
Performance-based stock compensation program		(806)
Disposal of treasury stock										2,745
Net income attributable to MHFG shareholders	¥ 212,984		212,984
Change during period	(56,583)					(56,254)
Other		(896)	(611)
Transactions between the MHFG Group and the noncontrolling interest shareholders												(79,439)
Dividends paid to noncontrolling interests												(9,618)
Dividends declared			(95,197)
Net income attributable to noncontrolling interests	(14,352)											14,352
Other												(329)
Balance at end of fiscal year at Sep. 30, 2019	9,486,573	5,827,955	2,858,773			106,715				(6,810)	¥ 8,786,633	699,940
Balance at beginning of period at Mar. 31, 2020	9,175,624	5,827,500	2,700,774	¥ (124,636)	¥ 2,576,138	(9,494)	¥ 0		¥ (9,494)	(6,415)		663,259
Purchases of treasury stock										(1,995)
Performance-based stock compensation program		(553)
Disposal of treasury stock										1,386
Net income attributable to MHFG shareholders	315,886		315,886
Change during period	142,550					143,331
Other		(520)	(80)
Transactions between the MHFG Group and the noncontrolling interest shareholders												(356,311)
Dividends paid to noncontrolling interests												(10,284)
Dividends declared			(95,208)
Net income attributable to noncontrolling interests	(94,194)											94,194
Other												(781)
Balance at end of fiscal year at Sep. 30, 2020	¥ 9,140,053	¥ 5,826,427	¥ 2,796,736			¥ 133,837				¥ (7,024)	¥ 8,749,976	¥ 390,077

[1]	The MHFG Group adopted ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU No.2017-12”) on April 1, 2019 and the ASU No.2017-12 eliminated the separate measurement and reporting of hedge ineffectiveness. Cumulative-effect adjustment to the consolidated balance sheets was recognized upon adoption.